SHARE-BASED COMPENSATION - Options Expiration (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Exercise Price	$ 2.84	$ 2.84	$ 2.78
Stock Options Outstanding	1,435,794	1,452,887	2,087,784
Options vested	1,416,870	1,416,870
Stock Options Exercisable	1,400,593	1,400,593
October 2024
SHARE-BASED COMPENSATION
Exercise Price	$ 2.26
Stock Options Outstanding	623,415
April 2025
SHARE-BASED COMPENSATION
Exercise Price	$ 3.08
Stock Options Outstanding	115,917
January 2026
SHARE-BASED COMPENSATION
Exercise Price	$ 3.08
Stock Options Outstanding	587,767
October 2026
SHARE-BASED COMPENSATION
Exercise Price	$ 4.60
Stock Options Outstanding	108,695